Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of the Company’s Revenues from Continuing Operations

The following table identifies the disaggregation of the Company’s revenues from continuing operations for the six months ended March 31, 2024 and 2025, respectively:

	Six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Battery cells and packs segment
Sales of products	$5,847,751	$5,518,183
Electronic control system sales segment
Sales of products	739,390	636,356
Others
Maintenance services	175,627	360,350
Other services	41,194	50,478
Net revenues	$6,803,962	$6,565,367